Growth and Income Portfolio
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 98.2%
Automobiles & Components — .3%
Ford Motor Co.	26,242	313,854
Banks — 4.9%
Bank of America Corp.	22,109	1,140,603
Citigroup, Inc.	8,934	906,801
Columbia Banking System, Inc.	11,788	303,423
Comerica, Inc.	8,555	586,189
First Horizon Corp.	31,760	718,093
JPMorgan Chase & Co.	5,832	1,839,588
		5,494,697
Capital Goods — 8.8%
AMETEK, Inc.	3,041	571,708
Axon Enterprise, Inc.(a)	912	654,488
Carlisle Cos., Inc.	1,544	507,914
Caterpillar, Inc.	1,168	557,311
Cummins, Inc.	552	233,148
Emerson Electric Co.	1,606	210,675
Ferguson Enterprises, Inc.	1,016	228,173
Fortune Brands Innovations, Inc.	3,878	207,047
GE Vernova, Inc.	1,146	704,675
Honeywell International, Inc.	1,428	300,594
Howmet Aerospace, Inc.	5,778	1,133,817
Hubbell, Inc.	3,720	1,600,753
L3Harris Technologies, Inc.	4,992	1,524,607
Trane Technologies PLC	1,745	736,320
Vertiv Holdings Co., Cl. A	4,554	687,017
		9,858,247
Commercial & Professional Services — .6%
Veralto Corp.	5,851	623,775
Consumer Discretionary Distribution & Retail — 5.6%
Amazon.com, Inc.(a)	24,295	5,334,453
Burlington Stores, Inc.(a)	1,711	435,450
Chewy, Inc., Cl. A(a)	12,482	504,897
		6,274,800
Consumer Services — 1.2%
Las Vegas Sands Corp.	8,494	456,892
Planet Fitness, Inc., Cl. A(a)	4,178	433,676
Royal Caribbean Cruises Ltd.	1,294	418,713
		1,309,281
Consumer Staples Distribution & Retail — .5%
Casey’s General Stores, Inc.	1,018	575,496
Energy — 4.3%
Chevron Corp.	5,037	782,196
Diamondback Energy, Inc.	2,713	388,230
EQT Corp.	18,739	1,019,964
Exxon Mobil Corp.	8,698	980,699
Marathon Petroleum Corp.	3,682	709,669

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
Energy — 4.3% (continued)
Permian Resources Corp.	17,109	218,995
Phillips 66	5,114	695,606
		4,795,359
Equity Real Estate Investment Trusts — .4%
Weyerhaeuser Co.(b)	17,764	440,370
Financial Services — 8.4%
Berkshire Hathaway, Inc., Cl. B(a)	3,661	1,840,531
Block, Inc.(a)	9,125	659,464
Capital One Financial Corp.	4,082	867,752
CME Group, Inc.	1,989	537,408
Intercontinental Exchange, Inc.	5,573	938,939
Mastercard, Inc., Cl. A	2,983	1,696,760
Morgan Stanley	2,355	374,351
The Charles Schwab Corp.	2,424	231,419
The Goldman Sachs Group, Inc.	2,145	1,708,171
Voya Financial, Inc.	7,684	574,763
		9,429,558
Food, Beverage & Tobacco — .6%
Freshpet, Inc.(a),(c)	4,574	252,073
Philip Morris International, Inc.	2,506	406,473
		658,546
Health Care Equipment & Services — 5.1%
Alcon AG(c)	10,742	800,387
Boston Scientific Corp.(a)	5,227	510,312
Humana, Inc.	1,805	469,607
IDEXX Laboratories, Inc.(a)	1,116	713,001
Intuitive Surgical, Inc.(a)	1,211	541,596
Labcorp Holdings, Inc.	1,984	569,527
Medtronic PLC	13,697	1,304,502
UnitedHealth Group, Inc.	2,434	840,460
		5,749,392
Household & Personal Products — 1.1%
Kenvue, Inc.	11,190	181,613
The Estee Lauder Companies, Inc., Cl. A	11,923	1,050,655
		1,232,268
Insurance — 2.6%
American International Group, Inc.	5,258	412,963
Aon PLC, Cl. A	2,939	1,047,989
Assurant, Inc.	6,454	1,397,937
Old Republic International Corp.	1,262	53,597
		2,912,486
Materials — 3.3%
CRH PLC	10,259	1,230,054
Freeport-McMoRan, Inc.	15,163	594,693
International Paper Co.	20,162	935,517
Newmont Corp.	5,289	445,916
Packaging Corp. of America	1,093	238,197
The Mosaic Company	7,513	260,551
		3,704,928
Media & Entertainment — 9.3%
Alphabet, Inc., Cl. A	1,916	465,780

Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
Media & Entertainment — 9.3% (continued)
Alphabet, Inc., Cl. C	14,612	3,558,752
Meta Platforms, Inc., Cl. A	3,469	2,547,564
Netflix, Inc.(a)	1,124	1,347,586
Omnicom Group, Inc.	6,709	546,985
Reddit, Inc., Cl. A(a)	1,419	326,356
Spotify Technology SA(a)	843	588,414
The Walt Disney Company	9,286	1,063,247
		10,444,684
Pharmaceuticals, Biotechnology & Life Sciences — 5.7%
Ascendis Pharma A/S, ADR(a)	1,763	350,502
BioNTech SE, ADR(a)	3,416	336,886
Danaher Corp.	2,160	428,242
Gilead Sciences, Inc.	8,471	940,281
Illumina, Inc.(a),(c)	3,589	340,847
Insmed, Inc.(a)	2,840	408,988
Johnson & Johnson	9,863	1,828,798
Natera, Inc.(a)	1,771	285,078
Repligen Corp.(a)	2,632	351,819
Thermo Fisher Scientific, Inc.(a)	2,358	1,143,677
		6,415,118
Real Estate Management & Development — .8%
CoStar Group, Inc.(a)	10,824	913,221
Semiconductors & Semiconductor Equipment — 12.1%
Applied Materials, Inc.	3,312	678,099
Broadcom, Inc.	5,918	1,952,407
Micron Technology, Inc.	4,690	784,731
NVIDIA Corp.	54,541	10,176,260
		13,591,497
Software & Services — 11.4%
Atlassian Corp., Cl. A(a)	1,817	290,175
Bentley Systems, Inc., Cl. B(c)	11,848	609,935
Datadog, Inc., Cl. A(a),(c)	2,493	355,003
Dolby Laboratories, Inc., Cl. A	7,784	563,328
HubSpot, Inc.(a)	1,244	581,943
International Business Machines Corp.	1,722	485,879
Intuit, Inc.	1,343	917,148
Microsoft Corp.	11,297	5,851,281
MongoDB, Inc.(a)	2,002	621,381
ServiceNow, Inc.(a)	821	755,550
Shopify, Inc., Cl. A(a)	6,523	969,383
Synopsys, Inc.(a)	1,722	849,618
		12,850,624
Technology Hardware & Equipment — 7.5%
Apple, Inc.	22,688	5,777,046
Cisco Systems, Inc.	25,608	1,752,099
TE Connectivity PLC	2,206	484,283
Zebra Technologies Corp., Cl. A(a)	1,484	440,985
		8,454,413
Telecommunication Services — 1.3%
AT&T, Inc.	51,999	1,468,452

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
Transportation — 1.4%
CSX Corp.	25,244	896,414
Delta Air Lines, Inc.	8,618	489,072
FedEx Corp.	953	224,727
		1,610,213
Utilities — 1.0%
Constellation Energy Corp.	2,373	780,883
Dominion Energy, Inc.(c)	5,817	355,826
		1,136,709
Total Common Stocks (cost $66,065,219)		110,257,988

	1-Day Yield (%)
Investment Companies — 1.8%
Registered Investment Companies — 1.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $1,982,277)	4.28	1,982,277	1,982,277
Total Investments (cost $68,047,496)		100.0%	112,240,265
Liabilities, Less Cash and Receivables		(.0%)	(37,367)
Net Assets		100.0%	112,202,898

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in real estate investment trust within the United States.
(c)
Security, or portion thereof, on loan. At September 30, 2025, the value of the fund’s securities on loan was $2,461,696 and the value of the collateral was
$2,516,153, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
Growth and Income Portfolio
September 30, 2025 (Unaudited)
The following is a summary of the inputs used as of September 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	110,257,988	—	—	110,257,988
Investment Companies	1,982,277	—	—	1,982,277
	112,240,265	—	—	112,240,265

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees  (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At September 30, 2025, accumulated net unrealized appreciation on investments was $44,192,769, consisting of $45,603,857 gross unrealized appreciation and $1,411,088 gross unrealized depreciation.
At September 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.